Employees and Personnel Costs - Average Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Employees and Personnel Costs
Average number of employees	86	41	56	47	23	57
Parent Company
Employees and Personnel Costs
Average number of employees	45		29		16
Percentage of male employees		33.00%		40.00%		44.00%
Parent Company | Sweden
Employees and Personnel Costs
Average number of employees	45		29		16
Percentage of male employees		33.00%		40.00%		44.00%
Subsidiaries
Employees and Personnel Costs
Average number of employees	41		27		7
Percentage of male employees		51.00%		55.00%		86.00%
Subsidiaries | France
Employees and Personnel Costs
Average number of employees	2		3
Percentage of male employees				26.00%
Subsidiaries | Switzerland
Employees and Personnel Costs
Average number of employees	6		6		2
Percentage of male employees		53.00%		47.00%		50.00%
Subsidiaries | USA
Employees and Personnel Costs
Average number of employees	33		18		5
Percentage of male employees		52.00%		62.00%		100.00%